UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES




                  Investment Company Act file number 811-21260
                                                     ---------

                           CM Advisers Family of Funds
                           ---------------------------
               (Exact name of registrant as specified in charter)


              805 Las Cimas Parkway, Suite 430, Austin, Texas 78746
              -----------------------------------------------------
               (Address of principal executive offices) (Zip code)


 Julian G. Winters, 116 S. Franklin Street, P. O. Box 69, Rocky Mount, NC 27802
 -------------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------

                      Date of fiscal year end: February 28
                                               -----------


                   Date of reporting period: February 28, 2005
                                             -----------------

ITEM 1. Reports to Stockholders.


________________________________________________________________________________


                                CM ADVISERS FUND

________________________________________________________________________________


                   a series of the CM Advisers Family of Funds




                                  Annual Report




                      FOR THE YEAR ENDED FEBRUARY 28, 2005




                               INVESTMENT ADVISER
                          Van Den Berg Management, Inc.
                            (d/b/a CM Fund Advisers)
                              805 Las Cimas Parkway
                                    Suite 430
                               Austin, Texas 78746


                                CM ADVISERS FUND
                              805 Las Cimas Parkway
                                    Suite 430
                               Austin, Texas 78746
                                 1-800-773-3863


                                   DISTRIBUTOR
                         Capital Investment Group, Inc.
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-773-3863




This report and the financial statements contained herein are submitted for the general information of the shareholders of the CM Advisers Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

________________________________________________________________________________
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the CM Advisers Fund ("Fund") and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

All investments carry risks, and investment in the Fund is no exception. No investment strategy works all the time, and past performance is not necessarily indicative of future performance. You may lose money on your investment in the Fund. Investment in the Fund is also subject to the following risks: market risk, interest rate risk, management style risk, business and sector risk, small company risk, non-diversified fund risk, foreign securities risk, bond interest rate risk and credit risk. More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at www.ncfunds.com or by calling Shareholder Services at 1-800-773-3863. The prospectus should be read carefully before investing.
________________________________________________________________________________

[PIE CHART HERE]

Asset Allocation as of February 28, 2005 (% of Net Assets)
----------------------------------------------------------

Common Stocks - 18.05%                                                14,444,913
        Chemicals - 0.56%                                                447,225
        Close Ended Funds - 0.57%                                        453,545
        Commercial Services - 0.44%                                      350,758
        Computers - 1.50%                                              1,197,608
        Electrical Components & Equipment - 0.64%                        510,300
        Engineering & Construction - 0.85%                               676,488
        Machinery-Construction & Mining - 0.80%                          641,830
        Media - 0.45%                                                    371,517
        Metal Fabricate / Hardware - 3.45%                             2,761,132
        Miscellaneous Manufacturing - 0.99%                              789,526
        Oil & Gas - 3.89%                                              3,119,146
        Oil & Gas Services - 1.56%                                     1,245,322
        Packaging & Containers - 1.07%                                   854,370
        Pharmaceuticals - 0.93%                                          745,846
        Semiconductors - 0.11%                                            87,992
        Textiles - 0.24%                                                 191,371

U.S. Government Obligations - 58.52%                                  46,808,809
Corporate Bonds - 0.23%                                                  181,800
U.S. Treasury Money Market Fund - 23.80%                              19,039,163

                                CM Advisers Fund


Dear Shareholders,                                                April 26, 2005


In last year's letter, we explained that due to the elevated market valuations, we found limited opportunities to buy undervalued assets. For the current year ended February 28, 2005, we saw much of the same. Our analysis shows that asset prices remained expensive relative to their intrinsic values, as investors chased yields in hopes of capturing higher returns with little regard to the risks incurred. As shown in the chart below, the yield spread between 10 year U.S. Treasury (AAA) bonds and BB non-investment grade (Junk) bonds has decreased to the lowest level in nearly seven years. Not only has the credit quality spread decreased, the yields on junk bonds have declined to their lowest level in decades. Together, this highlights the increasing complacency on the part of investors as they continue to accept more risk for investments that will provide lower returns.

                      10 Yr BB Corporate - 10 Yr U.S. TSY
                               [GRAPHIC OMITTED]

                                Source: Bloomberg

The above chart illustrates the difference in yield or "spread" between government guaranteed bonds and bonds backed buy lower quality corporations. This spread is typically used as a measure of how much additional return investors demand for taking on additional risk. The smaller the spread, the less an investor is being compensated to take on additional risk.


For the year ended February 28, 2005, in spite of a market with few bargains to choose from, the CM Advisers Fund outperformed its benchmark, the Russell 3000, even though equities only represented approximately 17% of the total portfolio.

                                  Total Return
                                  ------------
                             CM Advisers Fund 7.36 %
                             Russell 3000     5.81 %

While our equities performed well, as a study of the holdings in this Annual Report will show, our large cash position in low-yielding, short-term U.S. Treasuries Notes, U.S. Treasury Bills and money market funds limited the total return of the CM Advisers Fund to 7.36%. While the current low yields on our cash position limited results, we are pleased that the Fund still outperformed its benchmark, the Russell 3000.

While much of this past fiscal year was marked by low volatility, in early 2005 the general markets have begun a reversal of that trend. Higher energy prices, rising interest rates, and the beginning signs of a leveling off in the housing market appear to be impacting consumer spending. This can be seen in recent reports showing weaker retail sales, reductions in car production at GM and Ford, fewer refinances and lower new home starts and permits. At the same time, the Fed continues to raise short term interest rates in order to contain inflation. From the bottom, the Federal Reserve has raised its Fed Funds rate from a low of 1% up to 2.75% as of this report. While interest rates are still considered low by historical standards, the increase in short term interest rates has effectively capped asset prices. This is part of the reason we believe that the major U.S. stock market indexes are all down for the first 3.5 months of 2005.

Long term investment success requires discipline and patience. While these principals of investing are difficult for most to exercise, those that do can reap tremendous rewards. Our approach to money management is simple. We look to achieve the highest total return with the least amount of risk. Our first preference is to buy stocks at deep discounts relative to their private market (intrinsic) values, as this offers us the greatest potential return over the long run. However, when stocks are expensive, we look toward bonds to increase total return. If neither stocks nor bonds offer favorable return potential, cash becomes the investment of choice until better opportunities arise. Simply put, we invest where we find the greatest value.

A study of market history provides ample proof that those who adhere to the value philosophy outperform market indexes over time. Winston Churchill once observed, "The further back you can look, the farther forward you are likely to see." Judging by the widespread investor complacency throughout this past year, many appear not to have looked back far enough to appreciate the lessons of risk versus reward.

Looking forward, we feel confident that during this next fiscal year we will continue to see more opportunities to add to our equity and fixed income holdings. As shareholders, we, like you, look forward to reaping the results of our disciplined value philosophy in the years ahead.

Thank you for your confidence and support.


Sincerely,


CM Fund Advisers


Underwriter and distributor: Capital Investment Group, Inc., P.O. Box 4365, Rocky Mount, NC 27803, phone (800) 773-3863.

                                CM ADVISERS FUND

                    Performance Update - $100,000 Investment

                        For the period from May 13, 2003
                       (Date of Initial Public Investment)
                              to February 28, 2005

[LINE GRAPH HERE]

--------------------------------------------------------------------------------
                               CM Advisers              Russell 3000(R)
                                 Fund                      Index
--------------------------------------------------------------------------------
     5/13/2003                 $100,000                  $100,000
     8/31/2003                  102,700                   108,956
    11/30/2003                  103,500                   115,870
     2/29/2004                  107,400                   125,364
     5/31/2004                  108,200                   123,078
     8/31/2004                  108,800                   121,274
    11/30/2004                  111,900                   130,979
     2/28/2005                  115,305                   134,940



This graph depicts the performance of CM Advisers Fund (the "Fund") versus the Russell 3000(R) Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.


                          Average Annual Total Returns
          -------------------------- ---------------------------------
                                      Since 05/13/03 (Date of Initial
                 One Year                  Public Investment)
          -------------------------- ---------------------------------
                   7.36 %                         8.23 %
          -------------------------- ---------------------------------


>> The graph assumes an initial $100,000 investment at May 13, 2003 (Date of Initial Public Investment). All dividends and distributions are reinvested. The fund charges a redemption fee of 1.00% of the amount redeemed on redemptions of fund shares occurring within one year following the issuance of such shares. The redemption fee does not apply to shares purchased by reinvesting dividends.
>> At February 28, 2005, the value of the Fund would have increased to $115,305 - a cumulative total investment return of 15.30% since May 13, 2003.
>> At February 28, 2005, the value of a similar investment in the Russell 3000(R) Index would have increased to $134,940 - a cumulative total investment return of 34.94% since May 13, 2003.

The performance information quoted above represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

                                                          CM ADVISERS FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          February 28, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                             Shares                       (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 18.05%

     Chemicals - 0.56%
          Great Lakes Chemical Corporation .............................................     16,750                    $    447,225
                                                                                                                       ------------

     Closed-Ended Funds - 0.57%
          Central Fund of Canada Ltd. ..................................................     81,135                         453,545
                                                                                                                       ------------

     Commercial Services - 0.44%
          CDI Corporation ..............................................................     13,400                         278,854
          CPI Corporation ..............................................................      4,800                          71,904
                                                                                                                       ------------
                                                                                                                            350,758
                                                                                                                       ------------
     Computers - 1.50%
          Imation Corp. ................................................................     32,500                       1,117,675
     (a)  Maxwell Technologies, Inc. ...................................................      7,340                          79,933
                                                                                                                       ------------
                                                                                                                          1,197,608
                                                                                                                       ------------
     Electrical Components & Equipment - 0.64%
          Graham Corporation ...........................................................     31,500                         510,300
                                                                                                                       ------------

     Engineering & Construction - 0.85%
     (a)  Layne Christiansen Company ...................................................     38,155                         676,488
                                                                                                                       ------------

     Machinery - Construction & Mining - 0.80%
     (a)  Astec Industries, Inc. .......................................................     34,600                         641,830
                                                                                                                       ------------

     Media - 0.45%
          The Reader's Digest Association Inc. .........................................     21,475                         371,517
                                                                                                                       ------------

     Metal Fabricate / Hardware - 3.45%
          Ampco - Pittsburgh Corporation ...............................................      5,735                          75,989
     (a)  NS Group, Inc. ...............................................................     78,490                       2,685,144
                                                                                                                       ------------
                                                                                                                          2,761,133
                                                                                                                       ------------
     Miscellaneous Manufacturing - 0.99%
          Eastman Kodak Company ........................................................      7,930                         269,541
          Myers Industries, Inc. .......................................................     32,703                         426,774
     (a)  Peerless Manufacturing Co. ...................................................      5,900                          83,131
          Trinity Industries, Inc. .....................................................        350                          10,080
                                                                                                                       ------------
                                                                                                                            789,526
                                                                                                                       ------------
     Oil & Gas - 3.89%
          Helmerich & Payne, Inc. ......................................................     34,500                       1,381,380
     (a)  Transocean Inc. ..............................................................     35,845                       1,737,766
                                                                                                                       ------------
                                                                                                                          3,119,146
                                                                                                                       ------------
     Oil & Gas Services - 1.56%
          Tidewater Inc. ...............................................................     30,175                       1,245,322
                                                                                                                       ------------



                                                                                                                        (Continued)

                                                          CM ADVISERS FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          February 28, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                             Shares                      (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

     Packaging & Containers - 1.07%
          Sonoco Products Company ......................................................     29,380                    $    854,370
                                                                                                                       ------------

     Pharmaceuticals - 0.93%
          Omnicare, Inc. ...............................................................     21,625                         745,846
                                                                                                                       ------------

     Semiconductors - 0.11%
     (a)  Parlex Corp. .................................................................     12,734                          87,992
                                                                                                                       ------------

     Textiles - 0.24%
     (a)  The Dixie Group, Inc. ........................................................     10,350                         191,371
                                                                                                                       ------------

          Total Common Stocks (Cost $8,887,157) ........................................                                 14,443,977
                                                                                                                       ------------

                                                                            Interest          Maturity
                                                        Principal             Rate              Date
                                                      -------------      -------------     -------------
U.S. GOVERNMENT OBLIGATIONS - 58.52%

     United States Treasury Bill ...............       $46,000,000           0.000%           04/21/05                   45,833,848
     United States Treasury Note ...............         1,000,000           4.000%           02/15/14                      974,961
                                                                                                                       ------------

          Total U.S. Government Obligations (Cost $46,820,196) .......................................                   46,808,809
                                                                                                                       ------------

CORPORATE BOND - 0.23%

     AAR Corporation ...........................           180,000           6.875%           12/15/07                      181,800
         (Cost $161,013)                                                                                               ------------

MONEY MARKET FUND - 23.80%                                                                    Shares
                                                                                            ----------

     Evergreen Institutional Treasury Money Market Fund Class I #497 .................      19,039,163                   19,039,163
          (Cost $19,039,163)                                                                                           ------------

Total Value of Investments (Cost $74,907,529 (b)) ....................................          100.60%                $ 80,473,749
Liabilities in Excess of Other Assets ................................................           (0.60%)                   (481,591)
                                                                                               -------                 ------------
     Net Assets ......................................................................          100.00%                $ 79,992,158
                                                                                               =======                 ============

     (a)  Non-income producing investment.
     (b)  Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation/(depreciation)
          of investments for financial reporting and federal income tax purposes is as follows:

          Aggregate gross unrealized appreciation .....................................................                $  5,578,543
          Aggregate gross unrealized depreciation .....................................................                     (12,323)
                                                                                                                       ------------
                    Net unrealized appreciation .......................................................                $  5,566,220
                                                                                                                       ============

See accompanying notes to financial statements


                                                          CM ADVISERS FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         February 28, 2005


ASSETS
      Investments, at value (cost $74,907,529) ..............................................................          $ 80,473,749
      Cash ..................................................................................................               229,899
      Income receivable .....................................................................................                44,915
      Receivable for fund shares sold .......................................................................                 5,000
      Prepaid expenses ......................................................................................                10,620
                                                                                                                       ------------

           Total assets .....................................................................................            80,764,183
                                                                                                                       ------------

LIABILITIES
      Accrued expenses ......................................................................................                25,242
      Payable for investment purchases ......................................................................               746,783
                                                                                                                       ------------

           Total liabilities ................................................................................               772,025
                                                                                                                       ------------

NET ASSETS
      (applicable to 6,957,517 shares outstanding; unlimited number
       shares of $0.001 per share par value beneficial interest shares authorized) ..........................          $ 79,992,158
                                                                                                                       ============

NET ASSET VALUE, REDEMPTION AND MAXIMUM OFFERING PRICE PER SHARE
      ($79,992,158 / 6,957,517 shares) ......................................................................          $      11.50
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital .......................................................................................          $ 74,139,353
      Undistributed net investment income ...................................................................                59,527
      Undistributed net realized gain on investments ........................................................               227,058
      Net unrealized appreciation on investments ............................................................             5,566,220
                                                                                                                       ------------
                                                                                                                       $ 79,992,158
                                                                                                                       ============









See accompanying notes to financial statements


                                                          CM ADVISERS FUND

                                                       STATEMENT OF OPERATIONS

                                                    Year ended February 28, 2005


NET INVESTMENT INCOME

      Income
           Interest .........................................................................................          $    325,374
           Dividends ........................................................................................               617,564
                                                                                                                       ------------

               Total income .................................................................................               942,938
                                                                                                                       ------------

      Expenses
           Investment advisory fees (note 2) ................................................................               737,294
           Fund administration fees (note 2) ................................................................                86,229
           Distribution and service fees (note 3) ...........................................................               147,459
           Custody fees (note 2) ............................................................................                15,125
           Registration and filing administration fees (note 2) .............................................                 7,900
           Fund accounting fees (note 2) ....................................................................                32,898
           Audit and tax preparation fees ...................................................................                24,364
           Legal fees .......................................................................................                19,105
           Securities pricing fees ..........................................................................                 2,227
           Shareholder recordkeeping fees (note 2) ..........................................................                18,000
           Compliance services fees (note 2) ................................................................                   573
           Shareholder servicing expenses ...................................................................                15,954
           Registration and filing expenses .................................................................                44,919
           Printing expenses ................................................................................                 5,496
           Trustee fees and meeting expenses ................................................................                26,392
           Other operating expenses .........................................................................                11,655
                                                                                                                       ------------

               Total expenses ...............................................................................             1,195,590

               Less:
                    Investment advisory fees waived (note 2) ................................................              (164,720)
                    Distribution and service fees waived (note 3) ...........................................              (147,459)
                                                                                                                       ------------

               Net expenses .................................................................................               883,411
                                                                                                                       ------------

                    Net investment income ...................................................................                59,527
                                                                                                                       ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized gain from investment transactions ........................................................               413,914
      Change in unrealized appreciation on investments ......................................................             4,140,252
                                                                                                                       ------------

           Net realized and unrealized gain on investments ..................................................             4,554,166
                                                                                                                       ------------

               Net increase in net assets resulting from operations .........................................          $  4,613,693
                                                                                                                       ============



See accompanying notes to financial statements


                                                          CM ADVISERS FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS

                                                                                            ----------------------------------------
                                                                                                     Year ended       Period ended
                                                                                                    February 28,      February 29,
                                                                                                        2005            2004 (a)
                                                                                            ----------------------------------------
INCREASE IN NET ASSETS

     Operations
         Net investment income (loss) ........................................................     $     59,527        $    (42,357)
         Net realized gain from investment transactions ......................................          413,914               2,007
         Change in unrealized appreciation on investments ....................................        4,140,252           1,425,968
                                                                                                   ------------        ------------

              Net increase in net assets resulting from operations ...........................        4,613,693           1,385,618
                                                                                                   ------------        ------------

     Distributions to shareholders from
         Net realized gain from investment transactions ......................................         (186,856)                  0
                                                                                                   ------------        ------------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (b) ................       38,976,715          35,202,988
                                                                                                   ------------        ------------

                     Total increase in net assets ............................................       43,403,552          36,588,606

NET ASSETS

     Beginning of period .....................................................................       36,588,606                   0
                                                                                                   ------------        ------------

     End of period (includes undistributed net investment income of $59,527 in 2005 ..........     $ 79,992,158        $ 36,588,606
                     and $0 in 2004)                                                               ============        ============


(a)  For the period from May 13, 2003 (Date of Initial Public Investment) through February 29, 2004.

(b)  A summary of capital share activity follows:
                                                             -----------------------------------------------------------------------
                                                                         Year ended                          Period ended
                                                                      February 28, 2005                   February 29, 2004 (a)

                                                                  Shares             Value             Shares             Value
                                                             -----------------------------------------------------------------------

Shares sold ............................................         3,935,675       $ 43,193,286          3,473,664       $ 35,909,866
Redemption fees (note 1) ...............................                 0             29,966                  0                  0
Shares issued for reinvestment of distributions ........            15,571            175,172                  0                  0
                                                              ------------       ------------       ------------       ------------

                                                                 3,951,246         43,398,424          3,473,664         35,909,866

Shares redeemed ........................................          (399,838)        (4,421,709)           (67,555)          (706,878)
                                                              ------------       ------------       ------------       ------------

     Net increase ......................................         3,551,408       $ 38,976,715          3,406,109       $ 35,202,988
                                                              ============       ============       ============       ============




See accompanying notes to financial statements


                                                          CM ADVISERS FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                                                          ------------------------------------------
                                                                                                  Year ended       Period ended
                                                                                                 February 28,      February 29,
                                                                                                     2005            2004 (a)
                                                                                          ------------------------------------------

Net asset value, beginning of period .......................................................   $      10.74        $      10.00

      Income from investment operations
           Net investment income (loss) ....................................................           0.01               (0.01)
           Net realized and unrealized gain on investments .................................           0.78                0.75
                                                                                               ------------        ------------

               Total from investment operations ............................................           0.79                0.74
                                                                                               ------------        ------------

      Distributions to shareholders from
           Net realized gain from investment transactions ..................................          (0.03)               0.00
                                                                                               ------------        ------------


Net asset value, end of period .............................................................   $      11.50        $      10.74
                                                                                               ============        ============

Total return ...............................................................................           7.36 %              7.40 %
                                                                                               ============        ============

Ratios/supplemental data
      Net assets, end of period ............................................................   $ 79,992,158        $ 36,588,606
                                                                                               ============        ============

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ...................................           2.03 %            2.84 %(b)
           After expense reimbursements and waived fees ...................................            1.50 %            1.50 %(b)

      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees ...................................          (0.43)%           (1.64)%(b)
           After expense reimbursements and waived fees ....................................           0.10 %           (0.30)%(b)

      Portfolio turnover rate ..............................................................          18.08 %            6.26 %

(a)  For the period from May 13, 2003 (Date of Initial Public Investment) through February 29, 2004.

(b)  Annualized.












See accompanying notes to financial statements



                                CM ADVISERS FUND

                          NOTES TO FINANCIAL STATEMENTS

                                February 28, 2005



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

     The CM Advisers Fund (the "Fund") is a non-diversified series of shares of beneficial interest of the CM Advisers Family of Funds (the "Trust"), a registered open-end management investment company. The Trust was organized in 2002 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund began operations on May 13, 2003. The investment objective of the Fund is to provide long-term growth of capital through investments in equity securities, consisting primarily of common and preferred stocks and securities convertible into common stocks, as well as fixed income securities such as U.S. government obligations and corporate bonds. The Fund has an unlimited number of $0.001 par value beneficial interest shares that are authorized. The following is a summary of significant accounting policies followed by the Fund:

     A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price at the close of normal trading of the New York Stock Exchange, generally 4:00 p.m. Eastern Time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation) or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term investments are valued at cost, which approximates value.

     B. Federal Income Taxes - No provision has been made for federal income taxes since the Fund intends to distribute substantially all taxable income to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

     C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

     D. Distributions to Shareholders - The Fund distributes its net investment income and net realized capital gains to its shareholders at least annually, usually in December. Distributions to shareholders are recorded on the ex-dividend date. E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.

     F. Fees on Redemptions - The Fund charges a redemption fee of 1.00% of the amount redeemed on redemptions of the Fund shares occurring within one year following the issuance of such shares. The Redemption Fee is not a fee to finance sales or sales promotion expenses, but is paid to the Fund to defray the costs of liquidating an investor and discouraging short-term trading of Fund shares. No Redemption Fee will be imposed on the redemption of shares representing dividends or capital gains distributions, or on amounts representing capital appreciation of shares.





                                                                      Continued)

                                CM ADVISERS FUND

                          NOTES TO FINANCIAL STATEMENTS

                                February 28, 2005



NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     Pursuant to an investment advisory agreement, Van Den Berg Management, Inc. (d/b/a CM Fund Advisers) (the "Adviser") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Adviser receives a fee at the annual rate of 1.25% of the Fund's average daily net assets. The Adviser has entered into a contractual agreement (the "Expense Limitation Agreement") with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's total operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1 Plan) to not more than 2.00% of the average daily net assets of the Fund for the fiscal year ending February 28, 2005. The total annual Fund operating expenses will be limited to 2.25% of the Fund's average daily net assets, which includes 0.25% for distribution and service fees. There can be no assurance that the Expense Limitation Agreement will continue in the future. For the fiscal year ended February 28, 2005, the Adviser has voluntarily waived a portion of its fee amounting to $164,720 ($0.03 per share), which is above the amount necessary to limit the Fund's expenses below the Expense Limitation Agreement level.

     The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.150% of the Fund's first $50 million of average daily net assets, 0.125% of the next $50 million, 0.100% of the next $50 million, and 0.075% of average daily net assets over $150 million, with a minimum administration fee of $2,000 per month. The Administrator also receives a monthly fund accounting fee of $2,250 for accounting and recordkeeping services for the initial class of shares and $750 per month for each additional class of shares, plus 0.01% of the annual net assets. The Administrator will also receive the following to procure and pay the custodian for the Trust: 0.020% on the first $100 million of the Fund's net assets and 0.009% on all assets over $100 million plus transaction fees with a minimum fee of $400 per month. The Administrator will also charge the Fund for certain expenses involved with the daily valuation of portfolio securities, which are believed to be immaterial in amount. Effective February 2, 2005, the Administrator began receiving $7,750 annually, paid monthly, for compliance services relating to requirements under Rule 38a-1 of the Securities and Exchange Commission.

     NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent will be compensated for its services based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,500 per month, plus $500 per month for each additional class of shares. In addition, the Transfer Agent shall be entitled to reimbursement of actual out-of-pocket expenses incurred by the Transfer Agent on behalf of the Trust or the Fund.

     Certain Trustees and officers of the Trust are also officers of the Adviser or the Administrator.







                                                                     (Continued)

                                CM ADVISERS FUND

                          NOTES TO FINANCIAL STATEMENTS

                                February 28, 2005



NOTE 3 - DISTRIBUTION AND SERVICE FEES

     The Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution plan pursuant to Rule 12b-1 of the Act (the "Plan"). The Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

     The Plan provides that the Fund may incur certain expenses, which may not exceed 0.25% per annum of the Fund's average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts. Expenditures incurred as service fees may not exceed 0.25% per annum of the Fund's average daily net assets. The Distributor has voluntarily waived all of these fees amounting to $147,459 for the year ended February 28, 2005. There can be no assurance that this voluntary waiver will continue in the future.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

     Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, aggregated $5,587,622 and $2,013,522, respectively, for the year ended February 28, 2005. Purchases and sales of long-term U.S. government securities aggregated $959,898 and $983,750, respectively, for the year ended February 28, 2005.


NOTE 5 - FEDERAL INCOME TAX STATUS

     The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions paid-in-capital.

     The tax character of distributions paid was as follows:

                                             Year Ended            Year Ended
                                            February 28,          February 29,
                                                2005                  2004
                                         ---------------        ---------------
     Long-term capital gains                  $ 186,856                     $0
                                         ---------------        ---------------

     As of February 28, 2005, the tax basis components of accumulated earnings were as follows:

     Undistributed ordinary income       $        59,527
     Undistributed net long-term gains           227,058
                                         ---------------

     Net accumulated earnings                    286,585
     Net unrealized appreciation                ,566,220
                                         ---------------

     Total accumulated earnings          $     5,852,805
                                         ===============




                                                                     (Continued)

                                CM ADVISERS FUND

                             ADDITIONAL INFORMATION

                                February 28, 2005
                                   (Unaudited)


INFORMATION ABOUT SHAREHOLDER EXPENSES

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include redemption fees for shares redeemed within one year and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

     A. Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

     B. Hypothetical Example for Comparison Purposes - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees for shares redeemed within one year. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                          Beginning                    Ending
                                                        Account Value              Account Value              Expenses Paid
                                                        March 1, 2004            February 28, 2005           During Period*
                                                    --------------------       --------------------       --------------------

Actual                                                  $ 1,000.00                  $ 1,073.60                  $ 15.55
Hypothetical (5% annual return before expenses)         $ 1,000.00                  $ 1,035.00                  $ 15.26

     * Expenses are equal to the Fund's annualized expense ratio of 1.50% multiplied by the average account value over the period.


PROXY VOTING POLICY

     A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting and Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and is available, without charge, upon request, by calling 1-800-773-3863. After June 30, 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Fund at the number above and
     (2) on the SEC's website at http://www.sec.gov.




                                                                     (Continued)

                                CM ADVISERS FUND

                             ADDITIONAL INFORMATION

                                February 28, 2005
                                   (Unaudited)

PORTFOLIO HOLDINGS

     The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov. You may review and make copies at the SEC's Public Reference Room in Washington, D.C. You may also obtain copies after paying a duplicating fee by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to publicinfo@sec.gov or by calling the Transfer Agent at 1-800-773-3863. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090.


INFORMATION ABOUT TRUSTEES AND OFFICERS

     The business and affairs of the Fund and the Trust are managed under the direction of the Trustees. Information concerning the Trustees and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-773-3863. The address of each Trustee and officer, unless otherwise indicated below, is 805 Las Cimas Parkway, Suite 430, Austin, Texas 78746. The Independent Trustees received aggregate compensation of $17,950 during the fiscal year ended February 28, 2005 from the Fund for their services to the Fund and Trust. The Interested Trustees and officers did not receive compensation from the Fund for their services to the Fund and Trust.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Number of
                                                                                                   Portfolios
                                                                                                    in Fund
                                    Position(s)                                                     Complex
                                     Held with      Length of        Principal Occupation(s)      Overseen by    Other Directorships
      Name, Age and Address            Trust         Service           During Past 5 Years          Trustee        Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------

                                                         Independent Trustees
---------------------------------- --------------- ------------- -------------------------------- -------------- -------------------
Brian R. Bruce (49)                Trustee         Since 5/2003  Mr.    Bruce   has   been   the       1               None
                                                                 Director of Global  Investments
                                                                 of  PanAgora  Asset  Management
                                                                 since  December  1999.   Before
                                                                 joining  PanAgora,   Mr.  Bruce
                                                                 was  a  professor  at  Southern
                                                                 Methodist    University    from
                                                                 January 1995 to December 1999.
---------------------------------- --------------- ------------- -------------------------------- ------------- --------------------
Mark F. Ivan (48)                  Trustee         Since 5/2003  Mr.    Ivan    has   been   the       1               None
                                                                 President   of   Ivan   Capital
                                                                 Management,   Inc.  since  June
                                                                 1996.
---------------------------------- --------------- ------------- -------------------------------- ------------- --------------------
Richard M. Lewis (44)              Trustee         Since 5/2003  Mr.  Lewis  has been the  Chief       1        Mr. Lewis serves as
                                                                 Financial       Officer      of                a director       of
                                                                 Worldcall,        Inc.,       a                Net-Sieve, Inc.,  a
                                                                 telecommunications          and                private   company
                                                                 information    services   firm,                whose  business  is
                                                                 since    May    2004.    Before                developing filtering
                                                                 joining  Worldcall,   Inc.,  he                appliances      for
                                                                 was Chief Financial  Officer of                corporate        IT
                                                                 Bluecurrent,      Inc.,      an                environments.
                                                                 information          technology
                                                                 services  firm,   from  January
                                                                 2002  to May  2004.  He was the
                                                                 Vice President of  Acquisitions
                                                                 for  AMPAM,  Inc.,  a  plumbing
                                                                 and  mechanical  services firm,
                                                                 from  August  1999 to  December
                                                                 2001.  He  was  a  Director  of
                                                                 Societe     Generale     before
                                                                 joining AMPAM.
---------------------------------- --------------- ------------- -------------------------------- ------------- --------------------

                                                                                                                        (Continued)

                                                          CM ADVISERS FUND

                                                       ADDITIONAL INFORMATION

                                                          February 28, 2005
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Number of
                                                                                                   Portfolios
                                                                                                    in Fund
                                    Position(s)                                                     Complex
                                     Held with      Length of        Principal Occupation(s)      Overseen by    Other Directorships
      Name, Age and Address            Trust         Service           During Past 5 Years          Trustee        Held by Trustee
---------------------------------- --------------- ------------- -------------------------------- ------------- --------------------

                                                         Independent Trustees
---------------------------------- --------------- ------------- -------------------------------- ------------- --------------------
A. Zorel Paritzky, M.D. (63)       Trustee         Since 5/2003  Dr.   Paritzky   has   been   a       1                 None
                                                                 physician      with     Cardiac
                                                                 Associates  Medical Group, Inc.
                                                                 since November 1974.
---------------------------------- --------------- ------------- -------------------------------- ------------- --------------------
William  R.  Reichenstein,  Ph.D.  Trustee         Since 5/2003  Dr.  Reichenstein  has  been  a       1                 None
(52)                                                             professor at Baylor  University
                                                                 since   August   1990.   He  is
                                                                 currently   the   professor  of
                                                                 Finance  and the Pat and Thomas
                                                                 R. Powers  Chair in  Investment
                                                                 Management      -      Finance,
                                                                 Insurance and Real Estate.
------------------------------------------------------------------------------------------------------------------------------------

                                                  Interested Trustees* and Officers
------------------------------------------------------------------------------------------------------------------------------------
Arnold Van Den Berg (65)**         Trustee,        Since         Mr.   Van   Den   Berg  is  the       1                 None
                                   Chairman,       11/2002       founder  and  President  of the
                                   President                     Adviser.    He   has   been   a
                                                                 portfolio   manager   for   the
                                                                 Adviser   since  1974.   He  is
                                                                 also a partner in TL  Partners,
                                                                 L.P.,      an       investments
                                                                 partnership.
---------------------------------- --------------- ------------- -------------------------------- ------------- --------------------
James D. Brilliant (39)**          Trustee,        Since 5/2003  Mr.     Brilliant    is    Vice       1                 None
                                   Treasurer                     President    and    a    senior
                                                                 portfolio   manager   of    the
                                                                 Adviser. He has been  with  the
                                                                 Adviser   since January   1987,
                                                                 and   a   Chartered   Financial
                                                                 Analyst (CFA).
---------------------------------- --------------- ------------- -------------------------------- ------------- --------------------
Scott Van Den Berg (38)**          Trustee,        Since 5/2003  Mr.   Van  Den   Berg  is  Vice       1                 None
                                   Secretary                     President  of the  Adviser  and
                                                                 has been  with  the firm  since
                                                                 May  1993.  He  is a  Certified
                                                                 Financial  Planner  (CFP) and a
                                                                 Chartered    Retirement    Plan
                                                                 Specialist (CRPS).
---------------------------------- --------------- ------------- -------------------------------- ------------- --------------------
Aaron S. Buckholtz (41)            Trustee         Since 5/2003  Mr.  Buckholtz  is a  financial       1                 None
                                                                 analyst  and a director  of the
                                                                 Adviser  and has been  with the
                                                                 firm since March 1990.
---------------------------------- --------------- ------------- -------------------------------- ------------- --------------------
Tracey L. Hendricks, (37)          Assistant       Since 2/2005  Ms.     Hendricks    is    Vice      n/a                n/a
The Nottingham Company             Treasurer                     President  of Special  Projects
116 South Franklin Street                                        of   The   Nottingham   Company
Post Office Box 69                                               (administrator  to the  Funds),
Rocky Mount, NC  27803                                           since 2000.
---------------------------------- --------------- ------------- -------------------------------- ------------- --------------------
Julian G. Winters (36)             Assistant       Since 5/2003  Mr.  Winters is Vice  President      n/a                n/a
The Nottingham Company             Secretary                     of  Compliance   Administration
116 South Franklin Street                                        of  The   Nottingham   Company,
Post Office Box 69                                               since 1998.
Rocky Mount, NC  27803
---------------------------------- --------------- ------------- -------------------------------- ------------- --------------------

*    Each of the Interested Trustees is an Interested Trustee because each is an officer and employee of the Adviser.

**   Arnold Van Den Berg and Scott Van Den Berg are related as father and son,  respectively.  James  Brilliant is the son-in-law of
     Arnold Van Den Berg, and the brother-in-law of Scott Van Den Berg.


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of CM Advisers Family of Funds and Shareholders of CM Advisers Fund:

We have  audited the  accompanying  statement  of assets and  liabilities  of CM
Advisers Fund (the "Fund"), including the portfolio of investments, as of February 28, 2005, and the related statements of operations for the period then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 28, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CM Advisers Fund as of February 28, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
March 28, 2005

________________________________________________________________________________


                                CM ADVISERS FUND

________________________________________________________________________________

                   a series of the CM Advisers Family of Funds
























                        This Report has been prepared for
                     shareholders and may be distributed to
                    others only if preceded or accompanied by
                              a current prospectus.

ITEM 2. Code of Ethics.
        --------------

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to its Principal Executive Officer, Principal Financial Officer, and Principal Accounting Officer(s), or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)      There have been no amendments during the period covered by this report.

(d) The registrant has not granted, during the period covered by this report, any waivers, including an implicit waiver.

(e)      Not applicable.

(f)(1) A copy of the code of ethics that applies to the registrant's Principal Executive Officer and Principal Financial Officer is filed pursuant to
         Item 12.(a)(1) below.


ITEM 3. Audit Committee Financial Expert.
        --------------------------------

(a)(1) The registrant's Board of Trustees has determined that the registrant has an audit committee financial expert, as defined in Item 3 of Form N-CSR, serving on its audit committee.

(a)(2) Mr. Richard M. Lewis is the audit committee financial expert and he is "independent" for purposes of Item 3 of Form N-CSR.

(a)(3)   Not applicable.


ITEM 4. Principal Accountant Fees and Services.
        --------------------------------------

(a) Audit Fees - Audit fees billed for the registrant for the fiscal years ended February 29, 2004 and February 28, 2005 were $12,989 and $14,000, respectively. These amounts represent aggregate fees billed by the registrant's independent accountant, Deloitte & Touche LLP ("Accountant"), in connection with the annual audit of the registrant's financial statements and for services normally provided by the Accountant in connection with the statutory and regulatory filings.

(b) Audit-Related Fees - There were no additional fees billed in the fiscal years ended February 29, 2004 or February 28, 2005 for assurance and related services by the Accountant that were reasonably related to the performance of the audit of the registrant's financial statements that were not reported in paragraph (a) of this Item.

(c) Tax Fees - The tax fees billed in the fiscal years ended February 29, 2004 and February 28, 2005 for professional services rendered by the Accountant for tax compliance, tax advice, and tax planning were $0 and $5,375, respectively. These services were for the completion of the fund's federal, state, and excise tax returns.

(d) All Other Fees - The registrant was billed a fee of $1,500 in the fiscal year ended February 29, 2004 which was associated with the initial balance sheet audit and procedures by the Accountant of the seed capital used to capitalize the registrant's inception. There were no other fees paid to the Accountant which were not disclosed in paragraphs (a) through (c) of this Item during the fiscal years ended February 29, 2004 and February 28, 2005.

(e)(1) The registrant's board of trustees pre-approved the engagement of the Accountant for the last two fiscal years at an audit committee meeting of board of trustees called for such purpose and will pre-approve the Accountant for each fiscal year thereafter at an audit committee meeting called for such purpose. The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the registrant and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the registrant's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2)   There were no services as described  in each of  paragraph  (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)      Not Applicable.

(g) There were no fees billed by the Accountant for services rendered to the registrant, the registrant's investment adviser, or any other entity controlling, controlled by, or under common control with the registrant's investment adviser.

(h)      Not applicable.


ITEM 5. Audit Committee of Listed Registrants.
        -------------------------------------

         Not applicable.

ITEM 6. Schedule of Investments.
        -----------------------

         A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
         -----------------------------------------------------------------------

         Not applicable.


ITEM 8. Portfolio Managers of Closed-End Management Investment Companies.
        ----------------------------------------------------------------

         Not applicable.


ITEM 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
         -----------------------------------------------------------------------

         Not applicable.


ITEM 10. Submission of Matters to a Vote of Security Holders.
         ---------------------------------------------------

         Not applicable.


ITEM 11. Controls and Procedures.
         -----------------------

(a) The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. Exhibits.
         --------

(a)(1)   Code of Ethics  required  by Item 2 of Form N-CSR is filed  herewith as
         Exhibit 12.(a)(1).

(a)(2) Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

(a)(3)   Not applicable.

(b) Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CM Advisers Family of Funds


By: (Signature and Title)        /s/ Arnold Van Den Berg
                                 _______________________
                                 Arnold Van Den Berg
                                 Trustee, Chairman, President and
                                 Principal Executive Officer


Date: May 3, 2005







Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)        /s/ Arnold Van Den Berg
                                 _______________________
                                 Arnold Van Den Berg
                                 Trustee, Chairman, President and
                                 Principal Executive Officer
                                 CM Advisers Family of Funds

Date: May 3, 2005





By:  (Signature and Title)    /s/ James D. Brilliant
                              ______________________
                              James D. Brilliant
                              Trustee, Treasurer and Principal Financial Officer
                              CM Advisers Family of Funds

Date: May 2, 2005